Label	Element	Value
Smid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SMID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the SMID Cap Growth Fund (the “Fund”) is to seek long-term growth of capital (capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $1 million and $197 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. If the market capitalization of a company held by the Fund moves outside the range, the Fund may, but is not required to, sell the security. The Fund’s investments in small capitalization companies may include micro-capitalization companies. Although the Fund invests primarily in publicly traded U.S. securities, the Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Sub‑Adviser on behalf of the Fund employs a fundamental equity growth investment process that involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Sub‑Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. No one factor or consideration is determinative in the stock selection process. With respect to the valuation of any private companies held by the Fund, the Sub‑Adviser will consider a variety of factors it deems appropriate and reliable, including but not limited to, analyses of valuations of publicly traded companies in a similar line of business. The Sub‑Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small or medium capitalization company.
The Fund may also invest in the aggregate up to 20% of its net assets in securities of companies that fall outside of the aforementioned small and medium capitalization range at the time of investment. The Fund may also invest in American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”), derivatives, such as futures, options, and swap agreements, and fixed income securities, such as government, corporate and bank debt obligations.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a substantially similar principal investment strategy. Since December 1, 2016, Goldman Sachs Asset Management, L.P. has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to December 1, 2016 may have differed had Goldman Sachs Asset Management, L.P. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarilyindicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
35.36%	-20.42%
6/30/2020	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2024)
Smid Cap Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Smid Cap Growth Fund | Small and Mid Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Smid Cap Growth Fund | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Smid Cap Growth Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Smid Cap Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smid Cap Growth Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Smid Cap Growth Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Industrials Sector, Health Care Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Smid Cap Growth Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Smid Cap Growth Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.

Smid Cap Growth Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Options Risk. The use of options subjects the Fund to additional volatility and potential losses. Writing call options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the Sub‑Adviser, requiring the Fund to buy or sell the security at a price that is disadvantageous to the Fund. Certain call options carry a potentially unlimited risk of loss.
Swap Agreements Risk. The possibility that swap agreements will subject the Fund to leverage risk, correlation risk, counterparty risk, and valuation risk. Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities at a predetermined amount. Because many swap agreements are privately negotiated and traded in the over‑the‑counter (OTC) market, they are particularly subject to counterparty risk and valuation risk.

Smid Cap Growth Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Smid Cap Growth Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Smid Cap Growth Fund | Micro Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Micro‑Cap Securities Risk. The possibility that the return on the Fund’s investments in micro‑cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro‑cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro‑cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro‑cap security may trade only in the over‑the‑counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro‑cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.

Smid Cap Growth Fund | Other Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Other Investment Company Risk. The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.

Smid Cap Growth Fund | REITs Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.

Smid Cap Growth Fund | Smid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	$ 1,271
2015	rr_AnnualReturn2015	(1.52%)
2016	rr_AnnualReturn2016	6.27%
2017	rr_AnnualReturn2017	27.56%
2018	rr_AnnualReturn2018	(5.50%)
2019	rr_AnnualReturn2019	37.95%
2020	rr_AnnualReturn2020	52.31%
2021	rr_AnnualReturn2021	7.73%
2022	rr_AnnualReturn2022	(28.48%)
2023	rr_AnnualReturn2023	13.97%
2024	rr_AnnualReturn2024	12.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.42%)
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Years	rr_AverageAnnualReturnYear05	8.46%
10 Years	rr_AverageAnnualReturnYear10	10.08%
Smid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Smid Cap Growth Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	9.45%

[1]
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.